Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

The Company has evaluated subsequent events through March 28, 2016, the date on which these consolidated financial statements were issued. No significant subsequent events to this date would have had material impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2015.